Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE D – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2011 and 2010:

	2011	2010	Estimated Useful Lives in Years
Equipment	$8,872,722	$6,484,265	3-7
Leasehold improvements	760,111	703,606	3-5
Furniture & fixtures	512,996	404,636	7
Computer hardware	1,495,513	708,573	3
Computer software	1,308,976	1,106,032	3
Assets not yet placed in service	344,394	—	—

Subtotal	13,294,712	9,407,112
Less accumulated depreciation and amortization	(6,652,983)	(4,567,668)

Property and equipment, net	$6,641,729	$4,839,444

Depreciation and amortization expense on property and equipment, including leased assets, for the years ended December 31, 2011 and 2010, was $2,085,000 and $1,781,000, respectively.

Property and equipment under capital leases, included above, consists of the following at December 31, 2011 and 2010:

	2011	2010
Equipment	$5,421,526	$4,882,700
Furniture & fixtures	191,053	178,608
Computer hardware	1,024,969	462,529
Computer software	227,831	370,645
Leasehold Improvements	233,386	233,386
Assets not yet placed in service	—	—

Subtotal	7,098,765	6,127,868
Less accumulated depreciation and amortization	(2,618,075)	(2,708,403)

Property and equipment under capital leases, net	$4,480,690	$3,419,465